STOCK OPTION RESERVE (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 25, 2025	Mar. 07, 2025	Jan. 31, 2024
IfrsStatementLineItems [Line Items]
Authorized grant option purchase shares						160,000
Options outstanding	160,000		160,000
Share based compensation expense	$ 1.0	$ 0.1	$ 1.0	$ 0.3
Vested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	40,000		40,000
Unvested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	120,000		120,000
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Shares issued	882		882		160,000		308
Shares issued	1,152		1,152				470
Shares repurchased into treasury employee payroll taxes	270		270
Number of shares granted			4,550